Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company’s former Chief Executive Officer (“Former Officer”) loaned the Company $7,567 as of July 31, 2019 for it to pay the costs and expenses necessary to revive the Company’s business operations and to reinstate the Company’s charter with the State of Nevada, settling all past due accounts with the Company’s transfer agent and legal fees. On July 31, 2019, the Company issued 300,000 shares of Series A preferred stock to an entity affiliated with the Former Officer (“Affiliate”) in consideration for the loans totaling $7,567 (NOTE 8). The Former Officer loaned additional funds to the Company totaling $1,737 which were forgiven by the Former Officer as of September 30, 2019. On October 7, 2019, the Affiliate entered into a private transaction with the Company’s Chief Executive Officer (“CEO”) to sell 300,000 shares of Series A preferred stock.

The Company’s CEO, from time to time, provided advances to the Company for its working capital needs. The Company has recorded a payable to the CEO of $57,062 and $56,277 at September 30, 2020 and at March 31, 2020, respectively. The funds advanced are unsecured, non-interest bearing, and due on demand.

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company’s former Chief Executive Officer (“Former Officer”) loaned the Company $7,567 as of July 31, 2019 for it to pay the costs and expenses necessary to revive the Company’s business operations and to reinstate the Company’s charter with the State of Nevada, settling all past due accounts with the Company’s transfer agent and legal fees. On July 31, 2019, the Company issued 300,000 shares of Series A preferred stock to an entity affiliated with the Former Officer (“Affiliate”) in consideration for the loans totaling $7,567 (NOTE 7). The Former Officer loaned additional funds to the Company totaling $1,737 which were forgiven by the Former Officer as of September 30, 2019. On October 7, 2019, the Affiliate entered into a private transaction with the Company’s Chief Executive Officer (“CEO”) to sell 300,000 shares of Series A preferred stock.

The Company’s CEO, from time to time, provided advances to the Company for its working capital purposes. At March 31, 2020 and 2019, the Company had a payable to the CEO of $56,277 and $270 at March 31, 2020 and 2019, respectively. The funds advanced are unsecured, non-interest bearing, and due on demand.